AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investment — 95.0%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $86,386,812)	8,643,933	$81,858,046
Short-Term Investment — 3.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,026,428)	3,026,428	3,026,428

TOTAL INVESTMENTS—98.5% (cost $89,413,240)(wa)		84,884,474

Other assets in excess of liabilities(z) — 1.5%		1,319,754

Net Assets — 100.0%		$86,204,228

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,062	5 Year U.S. Treasury Notes	Dec. 2023	$111,891,662	$(1,054,664)
67	10 Year U.S. Treasury Notes	Dec. 2023	7,240,188	(133,659)
				(1,188,323)
Short Positions:
94	2 Year U.S. Treasury Notes	Dec. 2023	19,054,828	48,483
297	3 Year U.S. Treasury Notes	Dec. 2023	61,267,851	323,103
104	10 Year U.S. Ultra Treasury Notes	Dec. 2023	11,602,500	338,232
94	20 Year U.S. Treasury Bonds	Dec. 2023	10,695,437	547,005
59	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	7,002,563	541,973
				1,798,796
				$610,473
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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